Business Combinations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) business	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Number of Businesses Acquired | business	0
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			$ 36,976
Branches Divested | business	52
Deposit Divested	$ 2,000
Pending Acquisition [Member]
Business Acquisition [Line Items]
Number of Businesses Acquired | business	0
Golden Capital Management, LLC [Member]
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity		Golden Capital Management, LLC
Business Acquisition, Location of Acquired Business		Charlotte, NC
Business Acquisition, Description of Acquired Entity		Asset Management
Business Acquisition, Effective Date of Acquisition		Jul. 01, 2017
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest		$ 83
GE Railcar Services [Member]
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity			GE Railcar Services
Business Acquisition, Location of Acquired Business			Chicago, IL
Business Acquisition, Description of Acquired Entity			Railcar and locomotive leasing
Business Acquisition, Effective Date of Acquisition			Jan. 01, 2016
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			$ 4,339
GE Capital's Commercial Distribution Finance and Vendor Finance Businesses [Member]
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity			GE Capital’s Commercial Distribution Finance and Vendor Finance Businesses
Business Acquisition, Location of Acquired Business			North America, Asia, Australia / New Zealand and EMEA
Business Acquisition, Description of Acquired Entity			Specialty Lending
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			$ 32,531
Analytic Investors, LLC [Member]
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity			Analytic Investors, LLC
Business Acquisition, Location of Acquired Business			Los Angeles, CA
Business Acquisition, Description of Acquired Entity			Asset Management
Business Acquisition, Effective Date of Acquisition			Oct. 01, 2016
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			$ 106
North America [Member] | GE Capital's Commercial Distribution Finance and Vendor Finance Businesses [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition			Mar. 01, 2016
Asia [Member] | GE Capital's Commercial Distribution Finance and Vendor Finance Businesses [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition			Jul. 01, 2016
Australia And New Zealand [Member] | GE Capital's Commercial Distribution Finance and Vendor Finance Businesses [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition			Aug. 01, 2016
EMEA [Member] | GE Capital's Commercial Distribution Finance and Vendor Finance Businesses [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition			Oct. 01, 2016